Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues
The following table present Company’s revenues disaggregated by geography (in thousands):

Nine months ended September 30,	2022	2021

Service revenue:
United States	$25,452	$28,517
Europe	18,515	18,216

Total service revenue	43,967	46,733

Lease revenue:
United States	654	885
Europe	404	588

Total lease revenue	1,058	1,473

Total Revenue	$45,025	$48,206

The following table presents Company’s revenues disaggregated by geography (in thousands):

Year ended December 31,	2021	2020
Service revenue:
United States	$37,413	$28,584
Europe	23,707	18,782

Total Service Revenue	61,120	47,366

Lease revenue:
United States	1,218	10,959
Europe	729	400

Total Lease Revenue	1,947	11,359

Total Revenue	$63,067	$58,725